Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated March 31, 2026
to each Summary Prospectus
ARS Core Equity Portfolio ETF (ACEP)
dated November 12, 2025

ARS Focused Opportunities Strategy ETF (AFOS)
dated June 30, 2025, as previously supplemented
(each, a “Fund” and together, the “Funds”)
(each a series of EA Series Trust)
Listed on The Nasdaq Stock Market, LLC

Effective immediately, Nitin Sacheti is removed as a portfolio manager for each Fund. Effective April 1, 2026, Anthony Young, Portfolio Manager, serves as a portfolio manager for each Fund. All references to Mr. Sacheti in each Fund’s Summary Prospectus should be disregarded.

If you have any questions, please call 215-330-4476.
Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated March 31, 2026
to each Prospectus and Statement of Additional Information (“SAI”)
ARS Core Equity Portfolio ETF (ACEP)
ARS Focused Opportunities Strategy ETF (AFOS)
dated June 1, 2025, as previously supplemented

(each, a “Fund” and together, the “Funds”)
(each a series of EA Series Trust)
Listed on The Nasdaq Stock Market, LLC

Effective immediately, Nitin Sacheti is removed as a portfolio manager for each Fund. Effective April 1, 2026, Anthony Young, Portfolio Manager, serves as a portfolio manager for each Fund. All references to Mr. Sacheti in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the “Portfolio Managers” subsection of the “ARS Core Equity Portfolio ETF” section of the Funds’ Prospectus:
Arnold R. Schmeidler, Senior Partner and founder of the Sub-Adviser, Sean Lawless, Partner of the Sub-Adviser, P. Ross Taylor III, Partner of the Sub-Adviser, Anthony Young, Portfolio Manager of the Sub-Adviser, and Andrew Schmeidler, Partner of the Sub-Adviser, are the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Messrs. Schmeidler, Lawless, Taylor III, and Schmeidler have served as a portfolio managers of the Fund since inception and Mr. Young has served as a portfolio manager of the Fund since April 2026.
The following replaces the “Portfolio Managers” subsection of the “ARS Focused Opportunities Strategy ETF” section of the Funds’ Prospectus:
Arnold R. Schmeidler, Senior Partner and founder of the Sub-Adviser, Sean Lawless, Partner of the Sub-Adviser, P. Ross Taylor III, Partner of the Sub-Adviser, Anthony Young, Portfolio Manager of the Sub-Adviser, and Andrew Schmeidler, Partner of the Sub-Adviser, are the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Messrs. Arnold Schmeidler, Lawless, and Taylor III have served as a portfolio manager of the Fund since inception, Mr. Andrew Schmeidler has served as a portfolio manager of the Fund since October 2025, and Mr. Young has served as a portfolio manager of the Fund since April 2026.
The following supplements the “Portfolio Managers” subsection of the “Fund Management” section of the Funds’ Prospectus:
Anthony Young
Anthony Young, CAIA, has 22 years of experience in the financial services industry, beginning in 2004 working as a research analyst and portfolio manager at several firms. He specializes in a wide variety of commodity equities, particularly base and precious metals, as well as small cap industrials. Anthony has obtained his BS (University of California, Los Angeles), MS (University of Southern California), and MBA (University of Texas, Austin) degrees. He also has achieved his CAIA designation, CFA Certificate in ESG Investing and is a Board Member and Treasurer of the Black Hedge Fund Network.
The following replaces the affiliated persons table of the “Investment Sub-Adviser” subsection of the “Investment Management and Other Services” section of the Funds’ SAI:
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH SUB-ADVISER
Arnold R. Schmeidler	Portfolio Manager	Partner
Sean Lawless	Portfolio Manager	Partner
P. Ross Taylor III	Portfolio Manager	Partner
Anthony Young	Portfolio Manager	Portfolio Manager
Andrew Schmeidler	Portfolio Manager	Partner
The following replaces the references to Nitin Sacheti in the“Portfolio Managers” section of the Funds’ SAI:
The following information is applicable to Anthony Young as of March 25, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
As of March 25, 2026, Mr. Young did not own any shares of the Funds.

If you have any questions, please call 215-330-4476.
Please retain this Supplement for future reference.

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